SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentrations of Credit Risk details
Percentage of concentrations of commercial real estate, rental and leasing loans of Tier 1 Capital plus the allowance for loan and lease losses	119.60%
Percentage of Health care and social assistance loans	46.30%
Percentage of Manufacturing and construction loans	25.40%
Percentage of Whole sale credits	25.20%
Percentage of Loans secured by non-farm, non-residential real estate	29.00%
Cash and Due From Banks
Bank's Required reserve at the Federal Reserve Bank	$ 2,560
Exceeded Federal Deposit Corp insurance limits with the amount	261
Unsecured commercial loan is considered uncollectable the loan is charged off not later than past due number of days	90
Loans and installment and revolving loans are charged off not later than number of days	120
Loans Held for sale
Loans held for sale	327	2,456
Other real estate
Policy for determining the frequency of periodic reviews is based upon consideration of the specific properties or perceived market fluctations in months minimum	12
Policy for determining the frequency of periodic reviews is based upon consideration of the specific properties or perceived market fluctations in months maximum	24
Federal Reserve and Federal Home Loan Bank Stock
Federal Reserve and Federal Home Loan Bank stock Totalled	$ 3,879	$ 3,879
Shareholders' Equity and Earnings Per Share
Corporation adopted a plan to repurchase number of shares	200,000
Corporation adopted to purchase number of shares	158,998	150,000	100,000
Corporation repurchased shares as per plan			100,000